FINANCIAL INSTRUMENTS - Schedule of Foreign Currency Sensitivity Analysis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 ARS ($)
Disclosure foreign currency sensitivity analysis [line items]
Percentage of increase in foreign currency exchange rate	25.00%
In Dollars
Disclosure foreign currency sensitivity analysis [line items]
Income for the year	$ 66,093,344
Shareholders’ Equity	66,093,344
Euros
Disclosure foreign currency sensitivity analysis [line items]
Income for the year	428,527
Shareholders’ Equity	$ 428,527